Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other liabilities [Abstract]
Vacation, convalescence and employees’ bonus accruals	$ 684	$ 318
Employees and payroll related	352	274
Short term operating lease liabilities	203	123
Accrued expenses and other	1,499	1,549
Accrued expenses and other liabilities, Total	$ 2,738	$ 2,264